EARNINGS/(LOSS) PER SHARE (Narrative) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	May 31, 2018	Oct. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic (loss)/earnings per share	$ 0.43	$ (0.70)
Diluted (loss)/earnings per share	$ 0.43	$ (0.70)
5.75% senior unsecured convertible notes due 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Issued shares excluded from weighted average common shares outstanding				8,000,000
Interest rate			5.75%
4.875% senior unsecured convertible notes due 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Issued shares excluded from weighted average common shares outstanding	3,765,842
Interest rate			4.875%
Shares issuable under a share lending arrangement	7,000,000